Commitments	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
14.	Commitments.
The Company, at September 30, 2016, had entered into various contracts to develop real estate with remaining commitments totaling $7,055,000.